Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Net carrying amount, beginning	S/ 26,073	S/ 28,326	S/ 29,133
Net initial carrying amount	26,073	28,326	29,133
Net final carrying amount - At December 31, 20	63,011	26,073	28,326
At December 31, 2021
Net carrying amount, ending	63,011	26,073	28,326
At January 1, 2020
Additions	152	98	88
Depreciation charge	(4,316)	(2,413)	(2,356)
Transfers (b)	41,150		1,460
Reclassifications
Translations adjustments	(48)	62	1
Cost [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Net carrying amount, beginning	45,968	45,808	44,259
At December 31, 2021
Net carrying amount, ending	87,222	45,968	45,808
Accumulated depreciation and impairment [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Net carrying amount, beginning	(19,895)	(17,482)	(15,126)
At December 31, 2021
Net carrying amount, ending	(24,211)	(19,895)	(17,482)
Land [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Net carrying amount, beginning	2,505	2,494	2,220
Net initial carrying amount	2,505	2,494	2,220
Net final carrying amount - At December 31, 20	13,188	2,505	2,494
At December 31, 2021
Net carrying amount, ending	13,188	2,505	2,494
At January 1, 2020
Additions
Depreciation charge
Transfers (b)	10,692		273
Reclassifications
Translations adjustments	(9)	11	1
Land [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Net carrying amount, beginning	2,505	2,494	2,220
At December 31, 2021
Net carrying amount, ending	13,188	2,505	2,494
Land [Member] | Accumulated depreciation and impairment [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Net carrying amount, beginning
At December 31, 2021
Net carrying amount, ending
Buildings [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Net carrying amount, beginning	23,548	25,820	26,867
Net initial carrying amount	23,548	25,820	26,867
Net final carrying amount - At December 31, 20	49,802	23,548	25,820
At December 31, 2021
Net carrying amount, ending	49,802	23,548	25,820
At January 1, 2020
Additions	28	58	14
Depreciation charge	(4,316)	(2,413)	(2,356)
Transfers (b)	30,458		1,187
Reclassifications	123	32	108
Translations adjustments	(39)	51
Buildings [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Net carrying amount, beginning	43,443	43,302	41,993
At December 31, 2021
Net carrying amount, ending	74,013	43,443	43,302
Buildings [Member] | Accumulated depreciation and impairment [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Net carrying amount, beginning	(19,895)	(17,482)	(15,126)
At December 31, 2021
Net carrying amount, ending	(24,211)	(19,895)	(17,482)
Buildings One [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Net carrying amount, beginning	20	12	46
Net initial carrying amount	20	12	46
Net final carrying amount - At December 31, 20	21	20	12
At December 31, 2021
Net carrying amount, ending	21	20	12
At January 1, 2020
Additions	124	40	74
Depreciation charge
Transfers (b)
Reclassifications	(123)	(32)	(108)
Translations adjustments
Buildings One [Member] | Cost [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Net carrying amount, beginning	20	12	46
At December 31, 2021
Net carrying amount, ending	21	20	12
Buildings One [Member] | Accumulated depreciation and impairment [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of investment property and its related accumulated depreciation [Line Items]
Net carrying amount, beginning
At December 31, 2021
Net carrying amount, ending